Revenue from contracts with customers and trade receivables (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	[1],[2]	Mar. 31, 2019 INR (₨)		Mar. 31, 2018 INR (₨)
Statement [Line Items]
Revenue	₨ 174,600	$ 2,316		₨ 153,851	[1],[2]	₨ 142,028	[1],[2]
Pharmaceutical Services and Active Ingredient [Member]
Statement [Line Items]
Revenue	25,747			24,140		21,992
Cardiovascular | Pharmaceutical Services and Active Ingredient [Member]
Statement [Line Items]
Revenue	8,567			7,019		6,191
Pain Management | Pharmaceutical Services and Active Ingredient [Member]
Statement [Line Items]
Revenue	5,073			3,364		3,228
Nervous System | Pharmaceutical Services and Active Ingredient [Member]
Statement [Line Items]
Revenue	2,797			2,741		2,331
Oncology [Member] | Pharmaceutical Services and Active Ingredient [Member]
Statement [Line Items]
Revenue	1,798			2,212		1,650
Dermatology | Pharmaceutical Services and Active Ingredient [Member]
Statement [Line Items]
Revenue	1,370			1,622		1,606
Anti-Infective | Pharmaceutical Services and Active Ingredient [Member]
Statement [Line Items]
Revenue	1,097			1,247		1,968
Others | Pharmaceutical Services and Active Ingredient [Member]
Statement [Line Items]
Revenue	₨ 5,045			₨ 5,935		₨ 5,018

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the years ended March 31, 2020 and 2019 are not comparable with those of the previous year presented.
[2]	Revenues for the year ended March 31, 2020 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,910 (as compared to Rs.5,785 and Rs.5,492 for the years ended March 31, 2019 and 2018, respectively).